Income Taxes (Details) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Components of income before income taxes
U.S.	$ 127,567	$ 91,932	$ 54,916
Foreign	25,321	13,085	10,898
Income Before Income Taxes	$ 152,888	$ 105,017	$ 65,814